Intangible assets and goodwill	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill
Intangible assets and goodwill

13.   Intangible assets and goodwill

(a)   Intangible assets and goodwill

		Intangible assets subject to amortization
						Standard				Total
				Assets		operating		Total		intangible
		Customer		under		procedures	Crowd	intangible		assets and
(millions)	Note	relationships	Software	construction	Brand	and other	source	assets	Goodwill	goodwill
At cost
As at January 1, 2019		$108.6	$27.3	$6.5	$—	$—	$—	$142.4	$421.2	$563.6
Additions		—	0.6	4.2	—	—	—	4.8	—	4.8
Dispositions, retirements, and other		(0.1)	(1.5)	—	—	—	—	(1.6)	—	(1.6)
Assets under construction put into service		—	7.0	(7.0)	—	—	—	—	—	—
Foreign currency translation adjustments		(0.5)	(0.2)	—	—	—	—	(0.7)	(2.8)	(3.5)
As at December 31, 2019		$108.0	$33.2	$3.7	—	—	—	$144.9	$418.4	$563.3
Additions		—	3.5	7.8	—	0.1	—	11.4	—	11.4
Additions from Acquisition	13(c)	1,057.3	0.9	—	25.3	10.2	120.0	1,213.7	1,017.0	2,230.7
Assets under construction put into service		—	5.4	(5.4)	—	—	—	—	—	—
Foreign currency translation adjustments		57.4	5.5	1.4	2.8	1.1	—	68.2	64.6	132.8
As at December 31, 2020		$1,222.7	$48.5	$7.5	$28.1	$11.4	$120.0	$1,438.2	$1,500.0	$2,938.2
Accumulated amortization
As at January 1, 2019		$16.8	$20.8	$—	$—	$—	$—	$37.6	$—	$37.6
Amortization		14.9	4.2	—	—	—	—	19.1	—	19.1
Dispositions, retirements, and other		—	(1.3)	—	—	—	—	(1.3)	—	(1.3)
Foreign currency translation adjustments		(0.2)	—	—	—	—	—	(0.2)	—	(0.2)
As at December 31, 2019		$31.5	$23.7	$—	$—	$—	$—	$55.2	$—	$55.2
Amortization		65.6	7.9	—	6.8	2.5	—	82.8	—	82.8
Foreign currency translation adjustments		5.4	0.1	—	0.3	0.1	—	5.9	—	5.9
As at December 31, 2020		$102.5	$31.7	$—	$7.1	$2.6	—	$143.9	$—	$143.9
Net book value
As at December 31, 2019		$76.5	$9.5	$3.7	—	—	—	$89.7	$418.4	$508.1
As at December 31, 2020		$1,120.2	$16.8	$7.5	$21.0	$8.8	$120.0	$1,294.3	$1,500.0	$2,794.3

(b)    Impairment testing of goodwill

General

As referred to in Note 1(g), the carrying value of goodwill is periodically tested for impairment and, as referred to in Note 1(c), this test represents a significant estimate for us as well as requiring significant judgments to be made.

The recoverable amount of the business has been determined using a value-in-use method. There is a material degree of uncertainty with respect to the estimate of the recoverable amount, given the necessity of making key economic assumptions about the future.

We validate our recoverable amount calculation results through a market-comparable approach and an analytical review of industry facts and facts that are specific to us. That is, we estimate the recoverable amount using multiples of operating performance of comparable entities and precedent transactions in that industry.

Annual impairment testing

For purposes of testing goodwill for impairment (as noted in Note 1(c)) each geographic area in which we operate is insufficiently distinct, making it impractical to objectively distinguish the cash flows of each region and as such, is not considered to be an individual cash generating unit.

We did not recognize an impairment charge related to our goodwill in the years ended December 31, 2020, December 31, 2019 and December 31, 2018.

Key assumptions

The value-in-use calculation uses discounted cash flow projections employ the following key assumptions: future cash flows and growth projections; associated economic risk assumptions and estimates of the likelihood of achieving key operating metrics and drivers; estimates of future capital expenditures; and the future weighted average cost of capital. We consider a range of reasonably possible amounts to use for key assumptions and decide upon amounts that represent management’s best estimates of market amounts. In the normal course, we make changes to key assumptions so that they reflect current economic conditions and updates of historical information used to develop the key assumptions.

The key assumptions for cash flow projections are based upon our approved financial forecasts, which span a period of three years and are discounted, for December 2020, annual impairment test purposes, at a consolidated post-tax notional rate of 9.7% (2019 -  10.6%; 2018 – 10.2%). For impairment testing valuations, cash flows subsequent to the three-year projection period are extrapolated, for December 2020, annual impairment test purposes, using perpetual growth rates of 3.5% (2019 - 2.5%; 2018 -  2.5%); these growth rates do not exceed the long-term average growth rates observed in the markets in which we operate.

We believe that any reasonably possible change in the key assumptions on which the calculation of the recoverable amounts of our cash-generating unit is based would not cause the cash-generating unit’s carrying value to exceed its recoverable amount. If the future were to adversely differ from management’s best estimates for the key assumptions and associated cash flows were to be materially adversely affected, we could potentially experience future material impairment charges in respect of our goodwill.

(c)    Business acquisitions

Competence Call Center

On January 31, 2020, we acquired 100% of Competence Call Center, a provider of higher-value-added business services with a focus on customer relationship management and content moderation. The investment was made with a view to growing and enhancing our service offerings and strategic relationships and building a strong presence in the Europe, Middle East, and Africa (EMEA) regions.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

Managed IT Services

On April 1, 2020, we acquired Managed IT Services (MITS) business from our controlling shareholder, TELUS Corporation, for equity consideration of 3,535,470 Class C common shares, with a fair value of $48.8 million (see Note 18(a)). MITS is a leading provider of managed IT services in Canada, offering a mix of cloud technologies, IT sourcing and managed hosting. TELUS International acquired the MITS assets with a view of enhancing its Digital services portfolio, which continues to be a growing service offering in the marketplace.

This transaction was accounted for as a common control transaction using the predecessor accounting method prospectively applied wherein no assets or liabilities acquired are restated to their fair values and the results of operations include the transferred businesses’ results only from the date of our acquisition of them. As no assets and liabilities acquired were restated to their fair values, the excess of the fair value of the consideration paid by TELUS International (Cda) Inc. over the carrying values of the assets and liabilities received has been charged to retained earnings.

Lionbridge AI

On December 31, 2020, we completed the acquisition of Lionbridge AI for a purchase price of $939.5 million, subject to customary post-closing adjustments.  Lionbridge AI is a market-leading global provider of crowd-based training data and annotation platform solutions used in the development of artificial intelligence (AI) algorithms to power machine learning.  TELUS International is acquiring Lionbridge AI to further enhance its digital solutions offerings.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

Acquisition-date fair values

The acquisition-date fair values assigned to the assets acquired and liabilities assumed during the year ended December 31, 2020 are as set out in the following table:

	Competence		Managed IT
As at acquisition-date fair values (millions)	Call Center		Services	Lionbridge AI		Combined
Assets
Current assets
Cash and cash equivalents	$67.9		$—	$2.7		$70.6
Accounts receivable[1]	48.7		2.4	40.4		91.5
Other	1.4		2.9	6.0		10.3
	$118.0		$5.3	$49.1		$172.4
Non-current assets
Property, plant and equipment
Owned assets	$15.9		$25.4	$0.2		$41.5
Right-of-use lease assets	32.6		—	2.5		35.1
Intangible assets subject to amortization	569.9	[2]	0.8	643.0	[3]	1,213.7
Deferred income taxes	—		1.3	—		1.3
Other	1.7		2.2	—		3.9
	$620.1		$29.7	$645.7		$1,295.5
Total identifiable assets acquired	$738.1		$35.0	$694.8		$1,467.9
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$32.0		$1.1	$22.4		$55.5
Income and other taxes payable	47.7		—	11.1		58.8
Advance billings and customer deposits	—		0.8	0.7		1.5
Current maturities of long-term debt	8.1		—	0.7		8.8
	$87.8		$1.9	$34.9		$124.6
Non-current liabilities
Long-term debt	$163.4		$—	$1.8		$165.2
Other long-term liabilities	—		0.7	0.4		1.1
Deferred income taxes	162.6		—	186.5		349.1
	$326.0		$0.7	$188.7		$515.4
Total liabilities assumed	$413.8		$2.6	$223.6		$640.0
Net identifiable assets acquired	$324.3		$32.4	$471.2		$827.9
Goodwill	548.7		—	468.3		1,017.0
Net assets acquired	$873.0		$32.4	$939.5		$1,844.9
Acquisition effected by way of:
Cash consideration	$873.0		$—	$939.5		$1,812.5
Share consideration	—		48.8	—		48.8
Excess of fair value of consideration paid over the carrying value of business acquired	—		(16.4)	—		(16.4)
	$873.0		$32.4	$939.5		$1,844.9

(1)The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

(2)Customer relationships are generally expected to be amortized over periods of 10 years; standard operating procedures are expected to be amortized over periods of 5 years; brands are expected to be amortized over periods of 3 years, and software is expected to be amortized over periods of 3 to 5 years.

(3)Customer relationships are generally expected to be amortized over periods of 15 years and crowdsource assets are expected to be amortized over periods of 8 years.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the fiscal 2020 year.

Year Ended December 31, 2020		Competence
(millions except per share amounts)	As reported(1)	Call Center	Managed IT Services	Lionbridge AI(3)	Pro forma(2)
Revenue arising from contracts with customers	$1,581.6	$32.7	$33.4	$239.1	$1,886.8
Net income (loss)	$102.9	$(1.7)	$3.3	$(31.0)	$73.5
Earnings (loss) per share
Basic	$0.46	$(0.01)	$0.02	$(0.14)	$0.33
Diluted	$0.46	$(0.01)	$0.02	$(0.14)	$0.33
(1)

Revenue arising from contracts with customers and net income for the year ended December 31, 2020, include: $395.4 million and $76.5 million, respectively, in respect of Competence Call Center. Revenues and net income for the year ended December 31, 2020, include: $76.9 million and $3.1 million, respectively, in respect of MITS. The acquisition of Lionbridge AI had no impact on our revenues or net income for the year ended December 31, 2020, as the transaction occurred on December 31, 2020.

(2)

Pro forma amounts for the year ended December 31, 2020 reflect results of the transferred business. The actual results of the transferred business have been included in our Consolidated statements of income and other comprehensive income effective from the date of acquisition.

(3)

Financial information for Lionbridge AI for the year ended December 31, 2020 represents results for a period prior to our acquisition of the Lionbridge AI business, which was completed on December 31, 2020. The financial information for Lionbridge AI is preliminary and has been derived from financial information provided by the seller of Lionbridge AI under a transition services agreement. Additionally, the preliminary financial information for Lionbridge AI provided by the seller reflects shared cost allocations attributed to Lionbridge AI by the seller that may not be reflective of actual costs for Lionbridge AI as part of TELUS International.

The pro forma supplemental information is based on estimates and assumptions that are believed to be reasonable. The pro forma supplemental information is not necessarily indicative of our consolidated financial results in future periods or the actual results that would have been realized had the business acquisitions been completed at the beginning of the periods presented. The pro forma supplemental information includes incremental intangible asset amortization, financing and other charges as a result of the acquisitions, net of the related tax effects.